Note 3 - Revenue Recognition (Details Textual)	Jun. 30, 2018 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: (nil)
Revenue, Remaining Performance Obligation, Amount	$ 257,000